Note 39 - Share of profit or loss of entities accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share of profit or loss of entities accounted for using the equity method
investments in entities accounted for using the equity method	€ (7)	€ 4	€ 25